Document and Entity Information	Sep. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001829864
Document Type	8-K
Document Period End Date	Sep. 10, 2025
Entity Registrant Name	TaskUs, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40482
Entity Tax Identification Number	83-1586636
Entity Address, Address Line One	1650 Independence Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	New Braunfels
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78132
City Area Code	(888)
Local Phone Number	400-8275
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	TASK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false